UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                               C/O CT CORPORATION
                               101 Federal Street
                           Boston, Massachusetts 02110

                    ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Write to the Funds at:
                             1 Freedom Valley Drive
                                 Oaks, PA 19456

                    ------------------------------------------
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[Background Graphic Omitted]
SEI INVESTMENTS



                         Semi-Annual Report as of September 30, 2003 (Unaudited)



                                                                 SEI Index Funds



                                                                   S&P 500 Index

                                                                      Bond Index

TABLE OF CONTENTS




--------------------------------------------------------------------------------

Statements of Net Assets                                                       1
--------------------------------------------------------------------------------
Statements of Operations                                                      13
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           14
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Financial Highlights                                                          15
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Notes to Financial Statements                                                 16
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


S&P 500 Index Fund

September 30, 2003
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
CONSUMER DISCRETIONARY -- 11.0%
   American Greetings*                                 9,545         $      185
   AOL Time Warner*                                  652,988              9,867
   Autonation*                                        39,799                698
   Autozone*                                          12,948              1,159
   Bed Bath & Beyond*                                 42,778              1,633
   Best Buy*                                          46,650              2,217
   Big Lots*                                          16,891                267
   Black & Decker                                     11,241                456
   Brunswick                                          13,101                336
   Carnival                                           91,100              2,996
   Centex                                              8,936                696
   Circuit City Stores                                30,220                288
   Clear Channel Communications                       88,975              3,408
   Comcast*                                          325,631             10,055
   Cooper Tire & Rubber                               10,666                169
   Dana                                               21,504                332
   Darden Restaurants                                 23,778                452
   Delphi                                             81,073                734
   Dillard's, Cl A                                    12,094                169
   Dollar General                                     48,266                965
   Dow Jones                                          11,785                558
   Eastman Kodak                                      41,459                868
   eBay*                                              92,908              4,971
   Family Dollar Stores                               24,884                993
   Federated Department Stores                        26,821              1,124
   Ford Motor                                        265,081              2,855
   Fortune Brands                                     21,016              1,193
   Gannett                                            39,026              3,027
   Gap                                               129,279              2,213
   General Motors                                     81,134              3,321
   Genuine Parts                                      25,168                805
   Goodyear Tire & Rubber                             25,367                167
   Harley-Davidson                                    43,794              2,111
   Harrah's Entertainment                             15,926                671
   Hasbro                                             25,136                470
   Hilton Hotels                                      54,647                886
   Home Depot                                        332,563             10,592
   International Game Technology                      49,930              1,405
   Interpublic Group                                  56,634                800
   JC Penney                                          39,290                840
   Johnson Controls                                   12,956              1,226
   Jones Apparel Group                                18,313                548
   KB Home                                             6,806                406
   Knight-Ridder                                      11,633                776
   Kohl's*                                            49,121              2,628
   Leggett & Platt                                    27,840                602
   Limited                                            75,449              1,138
   Liz Claiborne                                      15,754                536
   Lowe's                                            113,373              5,884
   Marriott International                             33,704              1,450
   Mattel                                             63,514              1,204

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   May Department Stores                              41,740         $    1,028
   Maytag                                             11,358                284
   McDonald's                                        184,113              4,334
   McGraw-Hill                                        27,666              1,719
   Meredith                                            7,197                332
   New York Times                                     21,621                940
   Newell Rubbermaid                                  39,705                860
   Nike                                               38,161              2,321
   Nordstrom                                          19,655                488
   Office Depot*                                      44,835                630
   Omnicom Group                                      27,498              1,976
   Pulte Homes                                         8,913                606
   RadioShack                                         23,960                681
   Reebok International                                8,547                286
   Sears Roebuck                                      40,946              1,791
   Sherwin-Williams                                   21,121                621
   Snap-On                                             8,442                233
   Stanley Works                                      12,311                363
   Staples*                                           70,934              1,685
   Starbucks*                                         56,589              1,630
   Starwood Hotels & Resorts Worldwide                29,112              1,013
   Target                                            131,784              4,959
   Tiffany                                            21,008                784
   TJX                                                73,869              1,435
   Toys "R" Us*                                       30,873                371
   Tribune                                            45,390              2,083
   Tupperware                                          8,455                113
   Univision Communications*                          46,579              1,487
   VF                                                 15,544                605
   Viacom, Cl B                                      253,973              9,727
   Visteon                                            18,917                125
   Walt Disney                                       295,782              5,966
   Wendy's International                              16,419                530
   Whirlpool                                           9,958                675
   Yum! Brands*                                       42,469              1,258
                                                                      ----------
                                                                        147,289
                                                                      ----------
CONSUMER STAPLES -- 11.3%
   Adolph Coors, Cl B                                  5,262                283
   Alberto-Culver, Cl B                                8,504                500
   Albertson's                                        53,092              1,092
   Altria Group                                      293,663             12,862
   Anheuser-Busch                                    119,631              5,903
   Archer-Daniels-Midland                             93,302              1,223
   Avon Products                                      34,179              2,207
   Brown-Forman, Cl B                                  8,774                694
   Campbell Soup                                      59,401              1,574
   Clorox                                             31,361              1,439
   Coca-Cola                                         355,634             15,278
   Coca-Cola Enterprises                              65,469              1,248
   Colgate-Palmolive                                  77,850              4,351
   ConAgra Foods                                      77,698              1,650
   Costco Wholesale*                                  66,140              2,056
   CVS                                                57,114              1,774

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                      1

STATEMENT OF NET ASSETS (Unaudited)

September 30, 2003
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   General Mills                                      53,920         $    2,538
   Gillette                                          147,618              4,721
   Heinz                                              50,886              1,744
   Hershey Foods                                      18,899              1,374
   Kellogg                                            59,070              1,970
   Kimberly-Clark                                     73,311              3,762
   Kroger*                                           108,723              1,943
   McCormick                                          20,182                553
   Pepsi Bottling Group                               38,761                798
   PepsiCo                                           249,691             11,443
   Procter & Gamble                                  187,609             17,414
   RJ Reynolds Tobacco Holdings                       12,200                482
   Safeway*                                           63,869              1,465
   Sara Lee                                          112,451              2,065
   Supervalu                                          19,371                462
   Sysco                                              94,000              3,075
   UST                                                24,089                847
   Wal-Mart Stores                                   632,211             35,309
   Walgreen                                          148,301              4,544
   Winn-Dixie Stores                                  20,376                197
   Wm. Wrigley Jr.                                    32,566              1,801
                                                                      ----------
                                                                        152,641
                                                                      ----------
ENERGY -- 5.6%
   Amerada Hess                                       13,014                652
   Anadarko Petroleum                                 36,107              1,508
   Apache                                             23,412              1,623
   Ashland                                             9,876                324
   Baker Hughes                                       48,430              1,433
   BJ Services*                                       22,903                783
   Burlington Resources                               29,042              1,400
   ChevronTexaco                                     154,648             11,050
   ConocoPhillips                                     98,383              5,386
   Devon Energy                                       33,552              1,617
   EOG Resources                                      16,624                694
   Exxon Mobil                                       960,335             35,148
   Halliburton                                        63,367              1,537
   Kerr-McGee                                         14,593                651
   Marathon Oil                                       44,877              1,279
   Nabors Industries*                                 21,194                790
   Noble*                                             19,342                657
   Occidental Petroleum                               55,385              1,951
   Rowan*                                             13,580                334
   Schlumberger                                       84,303              4,080
   Sunoco                                             11,132                448
   Transocean*                                        46,287                926
   Unocal                                             37,382              1,178
                                                                      ----------
                                                                         75,449
                                                                      ----------
FINANCIALS -- 20.6%
   Ace Limited                                        40,263              1,332
   Aflac                                              74,379              2,402
   Allstate                                          101,826              3,720

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   AMBAC Financial Group                              15,443         $      988
   American Express                                  186,233              8,392
   American International Group                      377,497             21,782
   AmSouth Bancorp                                    50,746              1,077
   AON                                                45,268                944
   Apartment Investment &
     Management, Cl A                                 13,615                536
   Bank of America                                   216,269             16,878
   Bank of New York                                  111,459              3,245
   Bank One                                          163,558              6,321
   BB&T                                               78,138              2,806
   Bear Stearns                                       14,427              1,079
   Capital One Financial                              32,883              1,876
   Charles Schwab                                    195,971              2,334
   Charter One Financial                              32,654                999
   Chubb                                              27,125              1,760
   Cincinnati Financial                               23,213                928
   Citigroup                                         745,311             33,919
   Comerica                                           25,361              1,182
   Countrywide Financial                              19,677              1,540
   Equity Office Properties Trust                     57,726              1,589
   Equity Residential                                 39,605              1,160
   Fannie Mae                                        140,909              9,892
   Federated Investors, Cl B                          15,716                435
   Fifth Third Bancorp                                82,444              4,573
   First Tennessee National                           18,207                773
   FleetBoston Financial                             152,262              4,591
   Franklin Resources                                 36,317              1,606
   Freddie Mac                                       100,667              5,270
   Golden West Financial                              22,041              1,973
   Goldman Sachs Group                                68,595              5,755
   Hartford Financial Services Group                  40,864              2,151
   Huntington Bancshares                              33,091                655
   Janus Capital Group                                34,622                484
   Jefferson-Pilot                                    20,517                910
   John Hancock Financial Services                    41,842              1,414
   JP Morgan Chase                                   294,690             10,117
   Keycorp                                            60,894              1,557
   Lehman Brothers Holdings                           35,004              2,418
   Lincoln National                                   25,717                910
   Loews                                              26,834              1,083
   Marsh & McLennan                                   77,071              3,669
   Marshall & Ilsley                                  32,891              1,037
   MBIA                                               20,971              1,153
   MBNA                                              184,876              4,215
   Mellon Financial                                   62,309              1,878
   Merrill Lynch                                     135,298              7,242
   Metlife                                           109,991              3,085
   MGIC Investment                                    14,251                742
   Moody's                                            21,589              1,187
   Morgan Stanley                                    157,385              7,942
   National City                                      88,868              2,618
   North Fork Bancorp NY Shares                       22,019                765
   Northern Trust                                     31,946              1,356

--------------------------------------------------------------------------------
2                      SEI Index Funds / Semi-Annual Report / September 30, 2003

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Plum Creek Timber                                  26,476         $      674
   PNC Financial Services Group                       40,530              1,928
   Principal Financial Group                          46,835              1,451
   Progressive                                        31,436              2,172
   Prologis                                           25,960                785
   Providian Financial*                               41,986                495
   Prudential Financial                               78,965              2,950
   Regions Financial                                  32,223              1,104
   Safeco                                             20,038                706
   Simon Property Group                               27,829              1,213
   SLM                                                65,240              2,542
   SouthTrust                                         48,840              1,435
   St. Paul                                           32,962              1,221
   State Street                                       48,165              2,167
   SunTrust Bank                                      40,730              2,459
   Synovus Financial                                  43,618              1,090
   T. Rowe Price Group                                17,871                737
   Torchmark                                          16,525                672
   Travelers Property Casualty, Cl B                 145,709              2,314
   Union Planters                                     28,362                897
   UnumProvident                                      42,825                632
   US Bancorp                                        278,740              6,687
   Wachovia                                          192,767              7,940
   Washington Mutual                                 133,592              5,259
   Wells Fargo                                       243,024             12,516
   XL Capital, Cl A                                   19,765              1,531
   Zions Bancorp                                      12,984                725
                                                                      ----------
                                                                        276,547
                                                                      ----------
HEALTH CARE -- 13.7%
   Abbott Laboratories                               226,098              9,621
   Aetna                                              22,266              1,359
   Allergan                                           18,894              1,488
   AmerisourceBergen                                  16,192                875
   Amgen*                                            186,772             12,060
   Anthem*                                            20,058              1,431
   Applied Biosystems Group - Applera                 30,237                675
   Bausch & Lomb                                       7,703                340
   Baxter International                               88,100              2,560
   Becton Dickinson                                   36,744              1,327
   Biogen*                                            21,628                827
   Biomet                                             37,099              1,247
   Boston Scientific*                                 59,562              3,800
   Bristol-Myers Squibb                              280,510              7,198
   Cardinal Health                                    64,600              3,772
   Chiron*                                            26,990              1,395
   Cigna                                              20,291                906
   CR Bard                                             7,499                532
   Eli Lilly                                         162,432              9,649
   Express Scripts*                                   11,368                695
   Forest Laboratories*                               52,811              2,717
   Genzyme*                                           32,132              1,486
   Guidant                                            44,540              2,087
   HCA                                                72,280              2,664

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Health Management Associates, Cl A                 34,701         $      757
   Humana*                                            23,391                422
   IMS Health                                         34,597                730
   Johnson & Johnson                                 429,464             21,267
   King Pharmaceuticals*                              34,881                528
   Manor Care                                         12,889                387
   McKesson                                           42,028              1,399
   Medco Health Solutions*                            39,130              1,015
   Medimmune*                                         36,151              1,193
   Medtronic                                         176,054              8,261
   Merck                                             323,953             16,399
   Millipore*                                          7,042                324
   Pfizer                                          1,126,629             34,227
   Quest Diagnostics*                                 15,219                923
   Schering-Plough                                   212,590              3,240
   St. Jude Medical*                                  24,854              1,336
   Stryker                                            28,816              2,170
   Tenet Healthcare*                                  67,115                972
   UnitedHealth Group                                 86,272              4,341
   Watson Pharmaceuticals*                            15,589                650
   WellPoint Health Networks*                         21,243              1,637
   Wyeth                                             192,630              8,880
   Zimmer Holdings*                                   32,838              1,809
                                                                      ----------
                                                                        183,578
                                                                      ----------
INDUSTRIALS -- 10.5%
   3M                                                113,298              7,825
   Allied Waste Industries*                           30,295                327
   American Power Conversion                          28,543                489
   American Standard*                                 10,455                881
   Apollo Group, Cl A*                                25,431              1,679
   Avery Dennison                                     15,985                808
   Boeing                                            121,690              4,178
   Burlington Northern Santa Fe                       53,882              1,556
   Caterpillar                                        49,927              3,437
   Cendant*                                          146,690              2,742
   Cintas                                             24,666                909
   Cooper Industries, Cl A                            13,319                640
   Crane                                               8,581                201
   CSX                                                30,960                906
   Cummins                                             6,005                267
   Danaher                                            22,162              1,637
   Deere                                              34,638              1,846
   Delta Air Lines                                    17,850                237
   Deluxe                                              7,694                309
   Dover                                              29,315              1,037
   Eaton                                              10,867                963
   Emerson Electric                                   60,923              3,208
   Equifax                                            20,303                452
   FedEx                                              43,193              2,783
   Fluor                                              11,814                441
   General Dynamics                                   28,537              2,228
   General Electric                                1,449,699             43,215

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                      3

STATEMENT OF NET ASSETS (Unaudited)

September 30, 2003
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Goodrich                                           17,014         $      412
   H&R Block                                          25,994              1,122
   Honeywell International                           124,448              3,279
   Illinois Tool Works                                44,547              2,952
   Ingersoll-Rand, Cl A                               24,786              1,325
   ITT Industries                                     13,364                800
   Lockheed Martin                                    65,240              3,011
   Masco                                              68,007              1,665
   Monster Worldwide*                                 16,249                409
   Navistar International*                             9,888                369
   Norfolk Southern                                   56,462              1,044
   Northrop Grumman                                   26,473              2,282
   Paccar                                             16,867              1,260
   Pall                                               17,959                403
   Parker Hannifin                                    17,099                764
   Pitney Bowes                                       33,858              1,297
   Power-One*                                         12,020                124
   Raytheon                                           59,903              1,677
   Robert Half International*                         24,658                481
   Rockwell Automation                                26,740                702
   Rockwell Collins                                   25,946                655
   RR Donnelley & Sons                                16,409                408
   Ryder System                                        9,180                269
   Southwest Airlines                                113,288              2,005
   Textron                                            19,609                774
   Thomas & Betts*                                     8,460                134
   Tyco International                                289,019              5,905
   Union Pacific                                      36,843              2,143
   United Parcel Service, Cl B                       162,836             10,389
   United Technologies                                67,836              5,242
   W.W. Grainger                                      13,213                628
   Waste Management                                   85,692              2,242
                                                                      ----------
                                                                        141,373
                                                                      ----------
INFORMATION TECHNOLOGY -- 17.4%
   ADC Telecommunications*                           116,356                271
   Adobe Systems                                      33,751              1,325
   Advanced Micro Devices*                            50,204                558
   Agilent Technologies*                              68,196              1,508
   Altera*                                            55,335              1,046
   Analog Devices*                                    52,860              2,010
   Andrew*                                            22,220                273
   Apple Computer*                                    52,453              1,082
   Applied Materials*                                239,820              4,350
   Applied Micro Circuits*                            44,081                215
   Autodesk                                           16,177                275
   Automatic Data Processing                          86,533              3,102
   Avaya*                                             60,293                657
   BMC Software*                                      32,942                459
   Broadcom, Cl A*                                    42,915              1,142
   Ciena*                                             68,161                403
   Cisco Systems*                                  1,015,593             19,845
   Citrix Systems*                                    23,813                526

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Computer Associates International                  83,761         $    2,187
   Computer Sciences*                                 27,077              1,017
   Compuware*                                         55,373                297
   Comverse Technology*                               27,245                408
   Concord EFS*                                       70,435                963
   Convergys*                                         20,659                379
   Corning*                                          192,615              1,814
   Dell*                                             371,674             12,410
   Electronic Arts*                                   21,302              1,965
   Electronic Data Systems                            69,398              1,402
   EMC-Mass*                                         317,444              4,009
   First Data                                        107,110              4,280
   Fiserv*                                            28,008              1,015
   Gateway*                                           46,892                265
   Hewlett-Packard                                   441,767              8,553
   Intel                                             941,979             25,914
   International Business Machines                   250,352             22,114
   Intuit*                                            29,696              1,432
   Jabil Circuit*                                     28,774                750
   JDS Uniphase*                                     206,943                745
   Kla-Tencor*                                        27,538              1,415
   Lexmark International*                             18,533              1,168
   Linear Technology                                  45,289              1,622
   LSI Logic*                                         54,804                493
   Lucent Technologies*                              602,023              1,300
   Maxim Integrated Products                          46,979              1,856
   Mercury Interactive*                               12,480                567
   Micron Technology*                                 88,247              1,184
   Microsoft                                       1,564,754             43,484
   Molex                                              27,655                791
   Motorola                                          336,745              4,031
   National Semiconductor*                            26,596                859
   NCR*                                               13,717                435
   Network Appliance*                                 49,470              1,016
   Novell*                                            53,734                286
   Novellus Systems*                                  21,906                739
   Nvidia*                                            23,017                366
   Oracle*                                           757,313              8,497
   Parametric Technology*                             38,527                120
   Paychex                                            54,515              1,850
   Peoplesoft*                                        52,678                958
   PerkinElmer                                        18,338                281
   PMC - Sierra*                                      24,662                325
   QLogic*                                            13,636                641
   Qualcomm                                          114,847              4,782
   Sabre Holdings                                     20,777                446
   Sanmina-SCI*                                       73,815                716
   Scientific-Atlanta                                 21,559                672
   Siebel Systems*                                    71,489                695
   Solectron*                                        120,072                702
   Sun Microsystems*                                 467,321              1,547
   Sungard Data Systems*                              41,294              1,086
   Symantec*                                          21,962              1,384

--------------------------------------------------------------------------------
4                      SEI Index Funds / Semi-Annual Report / September 30, 2003

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Symbol Technologies                                33,362         $      399
   Tektronix*                                         12,280                304
   Tellabs*                                           59,745                406
   Teradyne*                                          27,304                508
   Texas Instruments                                 250,507              5,712
   Thermo Electron*                                   23,482                509
   Unisys*                                            47,630                644
   Veritas Software*                                  61,599              1,934
   Waters*                                            17,782                488
   Xerox*                                            114,427              1,174
   Xilinx*                                            49,320              1,406
   Yahoo!*                                            88,282              3,123
                                                                      ----------
                                                                        233,887
                                                                      ----------
MATERIALS -- 2.7%
   Air Products & Chemicals                           32,884              1,483
   Alcoa                                             122,426              3,203
   Allegheny Technologies                             11,748                 77
   Ball                                                8,178                442
   Bemis                                               7,685                341
   Boise Cascade                                       8,457                233
   Dow Chemical                                      132,890              4,324
   E.I. du Pont de Nemours                           144,168              5,768
   Eastman Chemical                                   11,197                375
   Ecolab                                             37,583                949
   Engelhard                                          18,122                501
   Freeport-McMoRan Copper &
     Gold, Cl B                                       24,367                807
   Georgia-Pacific                                    36,711                890
   Great Lakes Chemical                                7,315                147
   Hercules*                                          16,045                182
   International Flavors & Fragrances                 13,630                451
   International Paper                                69,386              2,707
   Louisiana-Pacific*                                 15,136                209
   MeadWestvaco                                       28,996                739
   Monsanto                                           37,893                907
   Newmont Mining                                     59,046              2,308
   Nucor                                              11,316                519
   Pactiv*                                            22,789                462
   Phelps Dodge*                                      12,884                603
   PPG Industries                                     24,560              1,283
   Praxair                                            23,581              1,461
   Rohm & Haas                                        32,174              1,076
   Sealed Air*                                        12,282                580
   Sigma-Aldrich                                      10,242                532
   Temple-Inland                                       7,835                380
   United States Steel                                14,944                275
   Vulcan Materials                                   14,703                587
   Weyerhaeuser                                       31,714              1,854
   Worthington Industries                             12,434                156
                                                                      ----------
                                                                         36,811
                                                                      ----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.4%
   Alltel                                             45,119         $    2,091
   AT&T                                              114,030              2,457
   AT&T Wireless Services*                           392,596              3,212
   BellSouth                                         267,308              6,330
   CenturyTel                                         20,823                706
   Citizens Communications*                           41,140                461
   Nextel Communications, Cl A*                      149,839              2,950
   Qwest Communications International*               245,313                834
   SBC Communications                                480,914             10,700
   Sprint-FON Group                                  130,686              1,973
   Sprint-PCS Group*                                 149,684                858
   Verizon Communications                            398,827             12,938
                                                                      ----------
                                                                         45,510
                                                                      ----------
UTILITIES -- 2.9%
   AES*                                               89,673                665
   Allegheny Energy*                                  18,186                166
   Ameren                                             23,412              1,005
   American Electric Power                            57,156              1,715
   Calpine*                                           55,426                271
   Centerpoint Energy                                 44,245                406
   Cinergy                                            25,683                943
   CMS Energy*                                        20,847                154
   Consolidated Edison                                32,551              1,327
   Constellation Energy Group                         24,149                864
   Dominion Resources                                 46,789              2,896
   DTE Energy                                         24,345                898
   Duke Energy                                       130,865              2,331
   Dynegy, Cl A*                                      54,208                195
   Edison International*                              47,144                900
   El Paso                                            86,893                634
   Entergy                                            32,985              1,786
   Exelon                                             47,149              2,994
   FirstEnergy                                        47,119              1,503
   FPL Group                                          26,571              1,679
   KeySpan                                            22,934                804
   Kinder Morgan                                      17,840                963
   Nicor                                               6,370                224
   NiSource                                           38,026                760
   Peoples Energy                                      5,305                219
   PG&E*                                              59,620              1,425
   Pinnacle West Capital                              13,207                469
   PPL                                                25,569              1,047
   Progress Energy                                    35,225              1,566
   Public Service Enterprise Group                    32,755              1,376
   Sempra Energy                                      30,200                887
   Southern                                          105,414              3,091
   TECO Energy                                        27,155                375
   TXU                                                46,592              1,098

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                      5

STATEMENT OF NET ASSETS (Unaudited)


S&P 500 Index Fund (Concluded)

September 30, 2003
--------------------------------------------------------------------------------
                                          Shares/Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   Williams                                           74,947         $      706
   Xcel Energy                                        57,698                893
                                                                     -----------
                                                                         39,235
                                                                     -----------
Total Common Stock
   (Cost $917,751) ($ Thousands)                                      1,332,320
                                                                     -----------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bills (A) (B)
        0.922%, 12/26/03                             $   700                698
                                                                     -----------
Total Treasury Obligation
   (Cost $698) ($ Thousands)                                                698
                                                                     -----------

REPURCHASE AGREEMENT -- 0.6%
   JP Morgan Chase,
     1.010%, dated 09/30/03,
     to be repurchased on 10/01/03,
     repurchase price $7,616,068
     (collateralized by U.S. Government
     Obligation, par value $8,826,817,
     4.186%, 12/01/33, with total market
     value $7,768,173)                                 7,616              7,616
                                                                     -----------
Total Repurchase Agreement
   (Cost $7,616) ($ Thousands)                                            7,616
                                                                     -----------
Total Investments -- 99.7%
   (Cost $926,065) ($ Thousands)                                      1,340,634
                                                                     -----------

OTHER ASSETS AND LIABILITIES -- 0.3%
Investment Advisory Fees Payable                                            (35)
Administration Fees Payable                                                (220)
Shareholder Servicing Fees Payable                                          (81)
Other Assets and Liabilities, Net                                         4,570
                                                                     -----------
Total Other Assets & Liabilities                                          4,234
                                                                     -----------


--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 19,416,490 outstanding shares
   of beneficial interest                                            $  679,467
Paid-in-Capital -- Class E
   (unlimited authorization -- no par value)
   based on 24,142,627 outstanding shares
   of beneficial interest                                               269,273
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 92,294 outstanding shares
   of beneficial interest                                                 2,640
Undistributed net investment income                                       5,077
Accumulated net realized loss on investments                            (25,946)
Net unrealized appreciation on investments                              414,569
Net unrealized depreciation on futures contracts                           (212)
                                                                     -----------
Total Net Assets -- 100.0%                                           $1,344,868
                                                                     ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($597,256,292 / 19,416,490 shares)                                    $30.76
                                                                     ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class E
   ($744,769,867 / 24,142,627 shares)                                    $30.85
                                                                     ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($2,842,303 / 92,294 shares)                                          $30.80
                                                                     ===========

* Non-income producing security.
(A) All or a portion of this security has been pledged as collateral on open futures contracts.
(B) The rate reported is the effective yield at the time of purchase.
Cl -- Class
NY -- New York


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
6                      SEI Index Funds / Semi-Annual Report / September 30, 2003

Bond Index Fund

September 30, 2003
--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 34.4%
   FHLMC
       10.500%, 12/01/17 to 06/01/19                  $    6            $     7
        9.500%, 08/01/17 to 02/01/21                      16                 18
        9.000%, 11/01/04 to 07/01/09                       5                  6
        8.500%, 01/01/10                                  15                 17
        8.000%, 01/01/11 to 08/01/30                      42                 45
        7.500%, 05/01/07 to 02/01/31                     125                134
        7.000%, 11/01/07 to 04/01/32                     521                553
        6.500%, 07/01/08 to 08/01/32                   1,452              1,517
        6.000%, 11/01/13 to 04/01/33                   1,764              1,826
        5.500%, 02/01/14 to 06/01/33                   1,947              1,997
        5.000%, 11/01/17 to 09/01/33                   1,521              1,545
        4.500%, 04/01/18 to 08/01/18                   1,056              1,064
        4.000%, 08/01/18                                 150                148
   FHLMC TBA
        6.500%, 10/01/33                                 230                240
        5.500%, 10/01/23 to 10/01/33                     255                261
        5.000%, 10/01/18 to 10/01/33                     735                734
        4.500%, 10/01/33                                 135                130
        4.000%, 10/01/18                                 230                225
   FNMA
        9.500%, 02/01/21                                   1                  1
        9.000%, 11/01/26                                   7                  7
        8.500%, 05/01/07 to 04/01/30                      32                 34
        8.000%, 08/01/07 to 02/01/30                     100                109
        7.500%, 06/01/07 to 12/01/30                     205                218
        7.000%, 02/01/08 to 05/01/32                     851                901
        6.500%, 04/01/11 to 08/01/32                   2,007              2,097
        6.000%, 05/01/04 to 12/01/32                   2,289              2,371
        5.500%, 12/01/13 to 10/01/33                   4,125              4,220
        5.000%, 10/01/17 to 09/01/33                   2,698              2,728
        4.500%, 04/01/18 to 05/01/18                     403                406
   FNMA TBA
        7.500%, 10/01/33                                 125                133
        6.000%, 10/01/18 to 10/01/33                     515                532
        5.500%, 10/01/23                                  65                 67
        5.000%, 10/01/18 to 10/01/33                     375                379
        4.500%, 08/01/18 to 10/01/33                     775                765
        4.000%, 10/01/18                                 230                225
   GNMA
       11.500%, 04/15/15                                  20                 23
       10.000%, 09/15/18 to 02/20/21                       4                  5
        9.500%, 09/15/09 to 07/15/17                       9                 10
        9.000%, 11/15/19 to 09/15/25                      94                105
        8.500%, 05/15/17 to 11/15/22                      82                 91
        8.000%, 10/15/07 to 03/15/30                     114                124
        7.500%, 01/15/23 to 06/15/32                     232                249
        7.000%, 12/15/27 to 04/15/31                     459                490
        6.500%, 03/15/11 to 01/15/32                     897                943
        6.000%, 04/15/17 to 03/15/33                     822                856
        5.500%, 11/15/17 to 08/15/33                     858                883
        5.000%, 08/15/33                                 175                175

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   GNMA TBA
        5.500%, 10/01/33                              $  175            $   179
        5.000%, 10/01/18 to 10/01/33                     255                257
                                                                        --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $29,523) ($ Thousands)                                          30,050
                                                                        --------

U.S. TREASURY OBLIGATIONS -- 24.1%
   U.S. Treasury Bonds
       10.750%, 08/15/05                               1,725              2,022
        9.125%, 05/15/09 to 05/15/18                     650                836
        8.875%, 02/15/19                                 340                499
        8.750%, 05/15/17                                 245                352
        8.500%, 02/15/20                                 200                287
        8.125%, 08/15/21                                  75                105
        8.000%, 11/15/21                                 930              1,290
        7.625%, 11/15/22 to 02/15/25                     360                486
        7.500%, 11/15/16 to 11/15/24                     425                558
        6.625%, 02/15/27                                 100                123
        6.500%, 11/15/26                                 125                151
        6.375%, 08/15/27                                 150                179
        6.125%, 11/15/27 to 08/15/29                     610                708
        5.500%, 08/15/28                                  80                 86
        5.375%, 02/15/31                                 295                317
        5.250%, 11/15/28 to 02/15/29                     295                306
   U.S. Treasury Notes
        7.000%, 07/15/06                               1,350              1,538
        6.750%, 05/15/05                               1,875              2,040
        6.625%, 05/15/07                                 925              1,065
        6.500%, 10/15/06 to 02/15/10                     925              1,080
        6.250%, 02/15/07                                 200                227
        6.125%, 08/15/07                                 400                456
        6.000%, 08/15/09                                 100                115
        5.625%, 05/15/08                                 375                423
        5.500%, 02/15/08                                 600                673
        5.000%, 02/15/11 to 08/15/11                   1,035              1,133
        4.875%, 02/15/12                                 460                498
        4.750%, 11/15/08                                 200                218
        4.625%, 05/15/06                                 300                322
        4.375%, 08/15/12                                 250                261
        4.250%, 08/15/13                                 585                600
        3.625%, 05/15/13                                 100                 98
        3.125%, 09/15/08                                 370                375
        3.000%, 11/15/07                                 370                377
        2.625%, 05/15/08                                 365                364
        2.375%, 08/15/06                                 885                897
                                                                        --------
Total U.S. Treasury Obligations
   (Cost $20,426) ($ Thousands)                                          21,065
                                                                        --------

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                      7

STATEMENT OF NET ASSETS (Unaudited)

September 30, 2003
--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 21.9%

CONSUMER DISCRETIONARY -- 2.4%
   Comcast Cable Communications
        6.750%, 01/30/11                              $   50            $    56
   DaimlerChrysler
        7.450%, 03/01/27                                  40                 42
   Ford Motor
        6.625%, 02/15/28                                 125                105
   General Motors
        6.750%, 05/01/28                                 100                 88
   Hertz
        7.000%, 01/15/28                                 100                 84
   May Department Stores
        8.000%, 07/15/12                                 200                243
   News America Holdings
        7.700%, 10/30/25                                 150                172
   Nordstrom
        5.625%, 01/15/09                                 100                107
   Simon Property Group LP
        5.450%, 03/15/13                                 175                181
   Target
        7.000%, 07/15/31                                  25                 29
        5.950%, 05/15/06                                 265                291
   Time Warner
        6.950%, 01/15/28                                 140                148
   Viacom
        7.750%, 06/01/05                                 275                302
        7.625%, 01/15/16                                  90                111
   Walt Disney, Ser B
        6.750%, 03/30/06                                 100                110
                                                                        --------
                                                                          2,069
                                                                        --------
CONSUMER STAPLES -- 1.5%
   Coca Cola Enterprises
        8.500%, 02/01/22                                 100                130
   ConAgra Foods
        7.400%, 09/15/04                                 260                274
   Heinz
        6.625%, 07/15/11                                  65                 75
   Kellogg, Ser B
        7.450%, 04/01/31                                  80                 98
   Kraft Foods
        5.625%, 11/01/11                                 180                190
   Kroger
        8.050%, 02/01/10                                 150                181
   Procter & Gamble
        6.450%, 01/15/26                                  65                 73
   Safeway
        6.500%, 11/15/08                                 135                152
   Unilever Capital
        7.125%, 11/01/10                                 100                119
                                                                        --------
                                                                          1,292
                                                                        --------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 1.8%
   Anadarko Petroleum
        7.200%, 03/15/29                              $   70            $    81
   Burlington Resources Finance
        5.600%, 12/01/06                                 250                275
   ChevronTexaco Capital
        3.500%, 09/17/07                                 150                154
   Devon Financing
        7.875%, 09/30/31                                  25                 30
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                                 100                116
   Marathon Oil
        5.375%, 06/01/07                                 100                108
   Occidental Petroleum
        7.375%, 11/15/08                                 200                231
   Transocean
        6.625%, 04/15/11                                 130                146
   Valero Energy
        8.375%, 06/15/05                                 400                438
                                                                        --------
                                                                          1,579
                                                                        --------
FINANCIALS -- 8.9%
   Abbey National PLC
        7.950%, 10/26/29                                  35                 44
   Allstate
        7.200%, 12/01/09                                  90                107
   Auburn Hills Trust
       12.375%, 05/01/20                                 100                146
   Bank One, Ser A, MTN
        6.000%, 02/17/09                                 150                167
   Bank of America
        7.800%, 09/15/16                                  70                 87
        7.625%, 04/15/05                                 100                109
        4.875%, 09/15/12                                 150                153
   Bear Stearns
        7.000%, 03/01/07                                 300                342
   Boeing Capital
        6.500%, 02/15/12                                 210                230
   Citigroup
        7.375%, 05/15/07                                 125                144
   Countrywide Home Loan, Ser E, MTN
        7.200%, 10/30/06                                 100                113
   Credit Suisse First Boston USA
        6.125%, 11/15/11                                 170                186
   EOP Operating LP
        6.800%, 01/15/09                                 150                171
   ERP Operating LP
        6.950%, 03/02/11                                 120                139
   European Investment Bank
        4.625%, 03/01/07                                 150                162
   FleetBoston Financial
        6.375%, 05/15/08                                 150                169
   Ford Motor Credit
        6.125%, 01/09/06                                 560                587

--------------------------------------------------------------------------------
8                      SEI Index Funds / Semi-Annual Report / September 30, 2003

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
   GE Global Insurance
        7.000%, 02/15/26                              $   70            $    76
   General Electric Capital, Ser A, MTN
        6.750%, 03/15/32                                 100                113
   General Motors Acceptance
        8.000%, 11/01/31                                  90                 92
        5.850%, 01/14/09                                 150                156
   Goldman Sachs
        7.350%, 10/01/09                                 100                118
   Household Finance
        7.625%, 05/17/32                                 100                121
   Inter-American Development Bank
        5.750%, 02/26/08                                  80                 89
   JP Morgan Chase
        5.250%, 05/30/07                                 125                135
   KFW International Finance
        5.250%, 06/28/06                                 100                109
        4.750%, 01/24/07                                 150                162
        2.500%, 10/17/05                                 300                305
   Lehman Brothers Holdings
        7.875%, 08/15/10                                 225                271
   MBNA America Bank National
        6.625%, 06/15/12                                 100                111
   Morgan Stanley Dean Witter
        7.250%, 04/01/32                                  45                 53
        6.875%, 03/01/07                                 200                227
   NB Capital Trust IV
        8.250%, 04/15/27                                 125                149
   National Rural Utilities, Ser C, MTN
        7.250%, 03/01/12                                 130                152
   SBMC International Finance
        8.500%, 06/15/09                                 100                123
   SLM, MTN
        3.625%, 03/17/08                                 575                582
   Santander Financial Issuances
        7.750%, 05/15/05                                 250                273
   Sanwa Finance Aruba
        8.350%, 07/15/09                                 100                116
   Sears Roebuck Acceptance
        6.700%, 04/15/12                                  75                 85
   Societe Generale
        7.400%, 06/01/06                                 100                113
   SunTrust Bank
        6.375%, 04/01/11                                  50                 57
   US Bancorp, Ser N, MTN
        5.100%, 07/15/07                                 250                270
   Wachovia
        4.850%, 07/30/07                                 250                271
   Washington Mutual
        5.500%, 01/15/13                                 150                157
   Wells Fargo
        6.450%, 02/01/11                                 200                228
                                                                        --------
                                                                          7,770
                                                                        --------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
HEALTHCARE -- 0.3%
   Abbott Laboratories
        5.625%, 07/01/06                              $  175            $   191
   Eli Lilly
        7.125%, 06/01/25                                  65                 79
                                                                        --------
                                                                            270
                                                                        --------
INDUSTRIALS -- 1.1%
   Burlington North Santa Fe
        6.125%, 03/15/09                                 100                112
   CSX
        7.950%, 05/01/27                                  50                 62
   Caterpillar
        8.000%, 02/15/23                                  50                 63
   Masco
        7.125%, 08/15/13                                 100                116
   Norfolk Southern
        9.000%, 03/01/21                                  90                117
   Northrop Grumman
        7.125%, 02/15/11                                 170                199
   Raytheon
        7.200%, 08/15/27                                 125                141
   Union Pacific
        6.625%, 02/01/29                                 100                109
   United Technologies
        7.125%, 11/15/10                                  50                 60
                                                                        --------
                                                                            979
                                                                        --------
INFORMATION TECHNOLOGY -- 0.4%
   Electronic Data Systems
        7.125%, 10/15/09                                  25                 26
   International Business Machines
        5.375%, 02/01/09                                 200                219
        4.750%, 11/29/12                                 125                128
                                                                        --------
                                                                            373
                                                                        --------
MATERIALS -- 1.0%
   Alcoa
        6.750%, 01/15/28                                  85                 96
   Dow Chemical
        6.125%, 02/01/11                                 100                107
   E.I. du Pont de Nemours
        8.250%, 09/15/06                                 100                117
   International Paper
        6.875%, 11/01/23                                  50                 53
   Rohm & Haas
        7.400%, 07/15/09                                 100                119
   Weyerhaeuser
        7.125%, 07/15/23                                  50                 53
        5.500%, 03/15/05                                 350                368
                                                                        --------
                                                                            913
                                                                        --------

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                      9

STATEMENT OF NET ASSETS (Unaudited)

September 30, 2003
--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.8%
   AT&T
        8.500%, 11/15/31                              $  175            $   207
   AT&T Capital, Ser F, MTN
        6.600%, 05/15/05                                 200                213
   AT&T Wireless Services
        8.750%, 03/01/31                                  75                 93
   BellSouth Capital Funding
        7.750%, 02/15/10                                 190                231
   British Telecommunications PLC
        8.375%, 12/15/10                                 100                123
   Citizens Communications
        9.250%, 05/15/11                                 100                127
   Cox Communications
        6.875%, 06/15/05                                 135                146
   France Telecom (B)
        8.450%, 03/01/06                                 125                141
   Motorola
        6.750%, 02/01/06                                  75                 81
   SBC Communications
        6.250%, 03/15/11                                 170                190
   Southwestern Bell Telephone
        6.625%, 09/01/24                                  60                 62
   Sprint Capital
        7.625%, 01/30/11                                 300                338
   TCI Communications
        8.750%, 08/01/15                                 100                129
   Verizon Global Funding
        7.750%, 12/01/30                                  65                 78
        7.250%, 12/01/10                                 150                176
   Vodafone Group
        7.875%, 02/15/30                                  85                105
                                                                        --------
                                                                          2,440
                                                                        --------
UTILITIES -- 1.7%
   Baltimore Gas & Electric
        5.250%, 12/15/06                                 100                108
   Cincinnati Gas & Electric
        5.700%, 09/15/12                                 100                106
   Consolidated Edison, Ser 97-B
        6.450%, 12/01/07                                 225                254
   Duke Energy
        7.875%, 08/16/10                                 100                119
   Exelon
        6.750%, 05/01/11                                  65                 74
   MidAmerican Energy Holdings
        8.480%, 09/15/28                                  70                 89
   Niagara Mohawk Power
        7.750%, 05/15/06                                 225                256
   Oncor Electric Delivery
        7.000%, 05/01/32                                  75                 83

--------------------------------------------------------------------------------
                                                 Face Amount        Market Value
Description                                    ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------------
   Progress Energy
        7.100%, 03/01/11                              $  100            $   113
   Virginia Electric & Power, Ser A
        5.375%, 02/01/07                                 250                270
                                                                        --------
                                                                          1,472
                                                                        --------
Total Corporate Obligations
   (Cost $17,726) ($ Thousands)                                          19,157
                                                                        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
   FHLB
        5.125%, 03/06/06                                 525                564
        4.625%, 04/15/05                                 375                394
        3.625%, 10/15/04                                 500                512
   FHLMC
        7.000%, 07/15/05                                 600                657
        6.875%, 09/15/10                                 290                343
        6.250%, 07/15/32                                 255                285
        5.750%, 01/15/12                                 950              1,055
        4.875%, 03/15/07                                 200                216
   FNMA
        7.250%, 05/15/30                                  75                 94
        7.125%, 03/15/07 to 01/15/30                     625                733
        6.625%, 10/15/07 to 11/15/10                     410                473
        6.250%, 05/15/29                                  25                 28
        6.125%, 03/15/12                                 300                341
        6.000%, 05/15/08                                 550                620
        5.250%, 06/15/06 to 01/15/09                   1,420              1,546
        4.250%, 07/15/07                                 150                158
   FNMA (A)
        8.764%, 07/05/14                                 415                245
   TVA, Ser A
        6.375%, 06/15/05                                 200                216
   TVA, Ser B
        6.000%, 03/15/13                                 100                113
                                                                        --------

Total U.S. Government Agency Obligations
   (Cost $8,188) ($ Thousands)                                            8,593
                                                                        --------

ASSET-BACKED SECURITIES -- 4.7%
AUTOMOTIVE -- 1.1%
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A4
        4.490%, 10/06/08                                 700                732
   DaimlerChrysler Auto Trust,
     Ser 2000-B, Cl A4
        7.630%, 06/08/05                                 197                201
   Ford Motor Credit,
     Ser 2000-G, Cl A4
        6.620%, 07/15/04                                   5                  5
                                                                        --------
                                                                            938
                                                                        --------

--------------------------------------------------------------------------------
10                     SEI Index Funds / Semi-Annual Report / September 30, 2003

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
 CREDIT CARDS -- 0.8%
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                              $  350            $   364
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                                 200                224
   Discover Card Master Trust,
     Ser 1999-6, Cl A
        6.850%, 07/17/07                                 100                107
                                                                        --------
                                                                            695
                                                                        --------
FINANCIAL -- 0.2%
   Morgan Stanley Dean Witter Capital,
     Ser 2002-TOP7, Cl A2
        5.980%, 01/15/39                                 175                194

MORTGAGE RELATED SECURITIES -- 2.6%
   Bear Stearns Commercial Mortgage Securities,
     Ser 1999-WF2, Cl A2
        7.080%, 06/15/09                                 200                231
   CS First Boston Mortgage,
     Ser 1999-C1, Cl A-2
        7.290%, 09/15/41                                 250                292
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                                 200                224
   GE Capital Mortgage,
     Ser 2000-1, Cl A2
        6.496%, 01/15/33                                 175                199
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
        6.700%, 05/15/30                                 125                141
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31                                 200                230
   JP Morgan Chase Commercial Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                                 200                236
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                                 150                168
   Resolution Funding, Ser B
        8.875%, 04/15/30                                 230                354
   UBS Commercial Mortgage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26                                 150                168
                                                                        --------
                                                                          2,243
                                                                        --------
Total Asset-Backed Securities
   (Cost $3,759) ($ Thousands)                                            4,070
                                                                        --------

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
YANKEE BONDS -- 3.7%
   AXA
        8.600%, 12/15/30                              $   25            $    31
   Conoco
        6.350%, 04/15/09                                 205                233
   Deutsche Telekom
        8.500%, 06/15/10                                 150                183
   Government of Canada
        5.250%, 11/05/08                                 235                260
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                                  50                 77
   International Bank
        8.250%, 09/01/16                                 200                269
   Kingdom of Spain
        7.000%, 07/19/05                                 160                175
   Province of Manitoba
        5.500%, 10/01/08                                 275                303
   Province of Nova Scotia
        5.750%, 02/27/12                                 100                111
   Province of Ontario
        6.000%, 02/21/06                                 300                327
   Province of Quebec, Ser NS
        8.625%, 01/19/05                                 250                272
   Province of Quebec, Ser PJ
        6.125%, 01/22/11                                 175                198
   Province of Saskatchewan
        9.125%, 02/15/21                                  50                 72
   Republic of Finland
        6.950%, 02/15/26                                  70                 84
   Republic of Italy
        7.250%, 02/07/05                                 130                140
        6.875%, 09/27/23                                 100                119
        4.375%, 06/15/13                                 150                151
   Trans-Canada Pipelines
        8.625%, 05/15/12                                 150                190
                                                                        --------
Total Yankee Bonds
   (Cost $2,935) ($ Thousands)                                            3,195
                                                                        --------

MUNICIPAL BOND -- 0.1%
   Illinois State, GO
        5.100%, 06/01/33                                 120                112
                                                                        --------
Total Municipal Bond
   (Cost $110) ($ Thousands)                                                112
                                                                        --------

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                     11

STATEMENT OF NET ASSETS (Unaudited)


Bond Index Fund (Concluded)

September 30, 2003
--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                    ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.5%
  Morgan Stanley Dean Witter,
   0.750%, dated 09/30/03, to be
   repurchased on 10/01/03, repurchase
   price $5,704,080 (collateralized by
   U.S. Treasury Obligation, par value
   $5,818,040, 0.800%, 10/01/03, with
   total market value $5,826,515)                     $5,704            $ 5,704
                                                                        --------
Total Repurchase Agreement
   (Cost $5,704) ($ Thousands)                                            5,704
                                                                        --------
Total Investments -- 105.3%
   (Cost $88,371) ($ Thousands)                                          91,946
                                                                        --------

OTHER ASSETS AND LIABILITIES -- (5.3%)
Administration Fees Payable                                                 (18)
Investment Advisory Fees Payable                                             (5)
Other Assets and Liabilities, Net                                        (4,581)
                                                                        --------
Total Other Assets & Liabilities                                         (4,604)
                                                                        --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 7,880,232 outstanding shares of
   beneficial interest                                                   83,607
Distributions in excess of net investment income                             (3)
Accumulated net realized gain on investments                                163
Net unrealized appreciation on investments                                3,575
                                                                        --------
Total Net Assets -- 100.0%                                              $87,342
                                                                        ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $11.08
                                                                        ========

(A) The rate reported is the effective yield at the time of purchase.
(B) Multi-coupon. The rate is adjusted based on the rating.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
12                     SEI Index Funds / Semi-Annual Report / September 30, 2003

Statements of Operations ($ Thousands)


For the six-month period ended September 30, 2003 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           S&P 500                BOND
                                                                                             INDEX               INDEX
                                                                                              FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                              $ 12,516              $   --
   Interest                                                                                     44               1,948
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                  12,560               1,948
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                                       1,603                 140
   Investment Advisory Fees                                                                    219                  28
   Shareholder Servicing Fees -- Class A Shares                                                442                 100
   Shareholder Servicing Fees -- Class E Shares                                              1,082                  --
   Shareholder Servicing Fees -- Class I Shares                                                  3                  --
   Administrative Servicing Fees -- Class I Shares                                               3                  --
   Custodian/Wire Agent Fees                                                                    73                   4
   Printing Fees                                                                                50                   3
   Professional Fees                                                                            43                   3
   Licensing Fees                                                                               23                  --
   Registration Fees                                                                            19                   1
   Trustee Fees                                                                                  8                  --
   Other Expenses                                                                               35                   4
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                            3,603                 283
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                                      (250)                (31)
     Shareholder Servicing Fees -- Class A Shares                                               --                (100)
     Shareholder Servicing Fees -- Class E Shares                                           (1,082)                 --
     Shareholder Servicing Fees -- Class I Shares                                               (1)                 --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                              2,270                 152
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       10,290               1,796
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain on Investments                                                          2,012                 338
   Net Realized Gain on Futures Contracts                                                    1,125                  --
   Net Change in Unrealized Appreciation (Depreciation) on Investments                     229,037                (435)
   Net Change in Unrealized Depreciation on Futures Contracts                                 (192)                 --
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                              $242,272              $1,699
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                     13

Statements of Changes in Net Assets ($ Thousands)


For the six-month period ended September 30, 2003 (Unaudited) and the year ended March 31, 2003

---------------------------------------------------------------------------------------------------------------------------

                                                             S&P 500 INDEX FUND                       BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         4/1/03 to         4/1/02 to          4/1/03 to          4/1/02 to
                                                           9/30/03           3/31/03            9/30/03            3/31/03
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $   10,290        $   21,715           $  1,796            $ 3,442
   Net Realized Gain from Investments
     and Futures Contracts                                   3,137           130,406                338                175
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                  228,845          (636,106)              (435)             3,352
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting from Operations                  242,272          (483,985)             1,699              6,969
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
     CLASS A:                                               (3,824)           (8,283)            (1,799)            (3,520)
     CLASS E:                                               (6,318)          (13,427)                --                 --
     CLASS I:(2)                                               (11)               (6)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                         (10,153)          (21,716)            (1,799)            (3,520)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                              78,258           379,116             24,080             51,232
   Reinvestment of Dividends                                 3,555             7,622                832              1,598
   Cost of Shares Redeemed                                (100,771)         (470,609)           (19,774)           (29,320)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                             (18,958)          (83,871)             5,138             23,510
---------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                              67,506           224,945                 --                 --
   Reinvestment of Dividends                                 4,837             9,686                 --                 --
   Cost of Shares Redeemed                                (257,921)         (340,356)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                            (185,578)         (105,725)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:(2)
   Proceeds from Shares Issued                               1,441             2,399                 --                 --
   Reinvestment of Dividends                                    11                 6                 --                 --
   Cost of Shares Redeemed                                    (659)             (558)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                 793             1,847                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                      (203,743)         (187,749)             5,138             23,510
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                    28,376          (693,450)             5,038             26,959
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   1,316,492         2,009,942             82,304             55,345
---------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $1,344,868        $1,316,492           $ 87,342            $82,304
---------------------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see note 4 in the Notes to Financial Statements.
(2) The S&P 500 Index Fund -- Class I commenced operations on June 28, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
14                     SEI Index Funds / Semi-Annual Report / September 30, 2003

Financial Highlights


For the six-month period ended September 30, 2003 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------
                                        Net Realized
                                                 and                                    Distributions
              Net Asset                   Unrealized                      Dividends              from
                 Value,         Net            Gains           Total       from Net          Realized                      Net Asset
           Beginning of  Investment         (Losses)            from     Investment           Capital             Total   Value, End
                 Period      Income    on Securities      Operations         Income             Gains     Distributions    of Period
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2003+        $26.18        $0.20*         $ 4.57*        $  4.77         $(0.19)           $   --            $(0.19)       $30.76
   2003          35.39         0.38           (9.21)          (8.83)         (0.38)               --             (0.38)        26.18
   2002          35.88         0.36           (0.46)          (0.10)         (0.39)               --             (0.39)        35.39
   2001          46.42         0.37          (10.55)         (10.18)         (0.36)               --             (0.36)        35.88
   2000          40.13         0.39            6.60            6.99          (0.39)            (0.31)            (0.70)        46.42
   1999          34.71         0.40            5.76            6.16          (0.40)            (0.34)            (0.74)        40.13
   CLASS E
   2003+        $26.26        $0.22*         $ 4.58*         $  4.80         $(0.21)           $   --            $(0.21)      $30.85
   2003          35.49         0.44           (9.25)          (8.81)         (0.42)               --             (0.42)        26.26
   2002          35.97         0.43           (0.46)          (0.03)         (0.45)               --             (0.45)        35.49
   2001          46.54         0.44          (10.59)         (10.15)         (0.42)               --             (0.42)        35.97
   2000          40.23         0.45            6.62            7.07          (0.45)            (0.31)            (0.76)        46.54
   1999          34.77         0.57            5.68            6.25          (0.45)            (0.34)            (0.79)        40.23
   CLASS I
   2003+        $26.22        $0.16*         $ 4.58*         $  4.74         $(0.16)           $   --            $(0.16)      $30.80
   2003 (2)      30.63         0.33           (4.46)          (4.13)         (0.28)               --             (0.28)        26.22
BOND INDEX FUND
   CLASS A
   2003+        $11.11        $0.25*         $(0.03)*       $  0.22         $(0.25)           $   --            $(0.25)       $11.08
   2003          10.51         0.55            0.60            1.15          (0.55)               --             (0.55)        11.11
   2002          10.63         0.62           (0.12)           0.50          (0.62)               --             (0.62)        10.51
   2001          10.10         0.64            0.53            1.17          (0.64)               --             (0.64)        10.63
   2000          10.55         0.61           (0.45)           0.16          (0.61)               --             (0.61)        10.10
   1999          10.52         0.62            0.03            0.65          (0.62)               --             (0.62)        10.55

-----------------------------------------------------------------------------------------------------
                                                                              Ratio of
                                                             Ratio of Net     Expenses
                                            Ratio of Net       Investment   to Average
                              Net Assets        Expenses           Income   Net Assets    Portfolio
                 Total     End of Period      to Average       to Average   (Excluding     Turnover
             Return(1)      ($Thousands)      Net Assets       Net Assets     Waivers)         Rate
-----------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A
   2003*+       18.30%$          597,256           0.40%            1.32%        0.43%            1%
   2003        (25.06)           524,554           0.40             1.33         0.43             7
   2002         (0.26)           815,354           0.40             0.99         0.43             9
   2001        (22.07)           962,678           0.40             0.88         0.43            12
   2000         17.52          1,002,691           0.40             0.93         0.43             7
   1999         18.05            687,706           0.40             1.11         0.44             7
   CLASS E
   2003*+       18.37%       $   744,770           0.25%            1.47%        0.53%            1%
   2003        (24.92)           790,231           0.25             1.48         0.53             7
   2002         (0.07)         1,194,588           0.25             1.14         0.53             9
   2001        (21.97)         1,593,253           0.25             1.03         0.53            12
   2000         17.79          2,055,361           0.25             1.07         0.52             7
   1999         18.29          1,606,449           0.25             1.26         0.54             7
   CLASS I
   2003*+       18.14%       $     2,842           0.65%            1.07%        0.78%            1%
   2003 (2)    (13.53)             1,707           0.65             1.17         0.78             7
BOND INDEX FUND
   CLASS A
   2003*+        2.00%       $    87,342           0.38%            4.48%        0.71%           35%
   2003         11.17             82,304           0.38             4.92         0.70            54
   2002          4.77             55,345           0.38             5.81         0.70            77
   2001         12.03             59,855           0.38             6.24         0.70            29
   200010.55     1.62             70,501           0.38             6.02         0.71            47
   1999          6.25             56,981           0.38             5.79         0.72            40

 *  For the six-month period ended September 30, 2003. All ratios for the period have been annualized.

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.

(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
 +  Per share amounts calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                     15

Notes to Financial Statements (Unaudited)



1. ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in TBA ("to be announced") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The S&P 500 Index Fund's investment in

--------------------------------------------------------------------------------
16                     SEI Index Funds / Semi-Annual Report / September 30, 2003

S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at September 30, 2003, is as follows:
--------------------------------------------------------------------------------
                      Contract                    Unrealized
Number of                Value                  Depreciation
Contracts        ($ Thousands)     Expiration  ($ Thousands)
--------------------------------------------------------------------------------
   37                   $9,195       12/20/03         $(212)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Fund Management (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated September 16, 2002 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee equal to 0.22% of the average daily net assets of the S&P 500 Index Fund and 0.35% of average daily net assets of the Bond Index Fund. Prior to September 16, 2002, the Administrator was a party to separate agreements with the S&P 500 Index Fund and Bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, to provide the same services for the same fees as under the current agreement. The Administrator has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Administrator. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

Certain officers of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Administrator.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A, Class E and Class I shares pursuant to which shareholder servicing fees of up to 0.15%, 0.25% and 0.25%, respectively, of the average daily net assets attributable to each particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares for which the Trust may charge up to 0.25% of the daily net assets of the S&P 500 Index Fund. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing various administrative services. For the six-months ended September 30, 2003, the Distributor retained 100% of both shareholder servicing fees less the waiver and Administrative servicing fees.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $1,833 from the S&P 500 Index Fund and $628 from the Bond Index Fund for the six-months ended September 30, 2003. These amounts are reflected as a reduction of interest income.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- Under an Investment Advisory Agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. World Asset Management served as an investment sub-adviser of the

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                     17

S&P 500 Index Fund and was party to an investment sub-advisory agreement with the Trust and SIMC from November 18, 1998 to December 2001. As of January 2002, Barclay Global Investors (BGI) replaced World Asset Management as sub-adviser for the S&P 500 Index Fund. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1996. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.

OTHER -- Comerica Bank, an affiliate of World Asset Management, served as custodian of the S&P 500 Index and Bond Index Funds until April 15 and April 22, 2002, respectively. Wachovia Bank, N.A. replaced Comerica Bank as the custodian after the aforementioned dates, under an agreement dated March 18, 2002.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six-month period ended September 30, 2003 (Unaudited) and the year ended March 31, 2003

---------------------------------------------------------------------------------------------------------------------------

                                                               S&P 500 INDEX FUND                      BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                          4/1/03 to         4/1/02 to          4/1/03 to          4/1/02 to
                                                            9/30/03           3/31/03            9/30/03            3/31/03
---------------------------------------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                           2,637            13,514              2,188              4,688
     Shares Issued in Lieu of Dividends                        126               262                 75                145
     Shares Redeemed                                        (3,381)          (16,779)            (1,788)            (2,694)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 (618)           (3,003)               475              2,139
---------------------------------------------------------------------------------------------------------------------------
CLASS E:
     Shares Issued                                           2,259             7,976                 --                 --
     Shares Issued in Lieu of Dividends                        171               332                 --                 --
     Shares Redeemed                                        (8,383)          (11,874)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                               (5,953)           (3,566)                --                 --
---------------------------------------------------------------------------------------------------------------------------
CLASS I:(1)
     Shares Issued                                              49                86                 --                 --
     Shares Issued in Lieu of Dividends                         --                --                 --                 --
     Shares Redeemed                                           (22)              (21)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                   27                65                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                (6,544)           (6,504)               475              2,139
---------------------------------------------------------------------------------------------------------------------------
(1) S&P 500 Index Fund -- Class I commenced operations June 28, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.




--------------------------------------------------------------------------------
18                     SEI Index Funds / Semi-Annual Report / September 30, 2003

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the period ended September 30, 2003, were as follows:
--------------------------------------------------------------------------------
                               U.S.
                         Government
                         Securities               Other                Total
                      ($ Thousands)        $ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
Purchases                   $    --            $ 11,383             $ 11,383
Sales                            --             219,799              219,799
BOND INDEX FUND
Purchases                    30,596               2,603               33,199
Sales                        24,276               3,082               27,358

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings, based on ratings from Moody's Investors Service, for securities held by the Fund at September 30, 2003 is as follows:
--------------------------------------------------------------------------------
                                                                        % of
                                                                        Fund
                                                                       Value
--------------------------------------------------------------------------------
   U.S. Government Securities ...................................      64.94%
   Repurchase Agreements ........................................       6.20
   Other Bonds
     Aaa ........................................................       6.31
     Aa .........................................................       4.09
     A ..........................................................       9.83
     Baa ........................................................       8.63
                                                                   ---------
                                                                      100.00%
                                                                   =========

6. FEDERAL TAX INFORMATION:

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of March 31, 2003, for Federal income tax purposes, capital loss carryforwards may be carried and applied against future capital gains as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                                       Total
                         Expires       Expires      Expires     Capital loss
                            2010          2009         2008    Carryforwards
--------------------------------------------------------------------------------
S&P 500 Index Fund       $10,676        $   --       $   --          $10,676
Bond Index Fund               --            55           95              150

Amounts designated as "--" are either $0 or have been rounded to $0.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

At September 30, 2003, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes for the S&P 500 Index Fund, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at September 30, 2003, were as follows:


--------------------------------------------------------------------------------
                                  Aggregate        Aggregate
                                      Gross            Gross             Net
                    Federal      Unrealized       Unrealized      Unrealized
                   Tax Cost    Appreciation     Depreciation    Appreciation
               ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
S&P 500 Index
   Fund            $928,932        $565,049        $(153,347)       $411,702
Bond Index Fund      88,371           3,689             (114)          3,575





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2003                     19

Notes

SEI INDEX FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2003




Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT, CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER, CHIEF FINANCIAL OFFICER

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

Mellon Bond Associates

SUB-ADVISER
Barclays Global Investors

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITOR
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

A description of the policies and procedures that the S&P 500 Index Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-DIAL-SEI; and (ii) on the Commission's website at http:/www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

[Background Graphic Omitted]

SEI INVESTMENTS


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-040 (9/03)

ITEM 2. CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. (RESERVED)

ITEM 9. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Index Funds

By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             -----------------------------------
                                             Edward D. Loughlin, President & CEO

Date 11/19/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             -----------------------------------
                                             Edward D. Loughlin, President & CEO

Date 11/19/03

By (Signature and Title)*                    /s/ Peter (Pedro) A. Rodriguez
                                             ----------------------------------
                                             Peter (Pedro) A. Rodriguez,
                                             Controller & CFO

Date 11/19/03
* Print the name and title of each signing officer under his or her signature.